Net sales (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Analysis of Revenue from Continuing Operations

The following is an analysis of the Company’s net sales for the year:

	December 31, 2021	December 31, 2020	December 31, 2019
Gross revenue from sales
of products and services	30,317,755	24,040,536	23,703,245
Construction revenue	1,020,176	885,630	813,341
Indirect taxes and deductions	(5,472,930)	(4,488,331)	(3,905,177)
Net sales	25,865,001	20,437,835	20,611,409

Revenue Disaggregated by Products and Service Lines and Timing of Revenue Recognition

In the following table, revenue is disaggregated by products and service lines and timing of revenue recognition:

	December 31, 2021	December 31, 2020	December 31, 2019
At a point in time
Natural gas distribution	10,447,312	7,372,957	8,636,221
Electricity trading	620,495	775,479	—
Lubricants and base oil	5,546,093	4,283,704	3,916,504
Other	277,571	59,923	64,682
	16,891,471	12,492,063	12,617,407
Over time
Railroad transportation services	7,103,706	6,680,307	6,548,109
Port elevation	335,965	285,852	351,563
Construction revenue	1,020,176	885,630	813,341
Services rendered	566,364	131,871	317,960
	9,026,211	7,983,660	8,030,973
Elimination	(52,681)	(37,888)	(36,971)
Total	25,865,001	20,437,835	20,611,409